Convertible Bond and Derivative Financial Liability - Additional Information (Detail) - Convertible bonds [member]	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 HKD ($)	Dec. 19, 2019 USD ($)
Summary of convertible bonds [line items]
Convertible bond, interest rate			2.00%
Convertible bond, principal amount		$ 117,418,500	$ 15,000,000
Convertible bond, maturity date	June 30, 2023
Convertible bond, conversion basis	99.44 American Depositary Shares (“ADSs”) per US$1,000 principal.
Convertible bond, conversion price | $ / shares	$ 99.44
Convertible bond, minimum conversion amount | $	$ 10,000,000